Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 529,000,009.20
Previously Paid Amount	0.00
Total Fee Amount	73,054.90
Total Offset Amount	0.00
Net Fee	$ 73,054.90